Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Year ended December 31,
	2019	2020	2021
	USD	USD	USD
Current income tax expense	$-	$-	$-
Deferred income tax benefit	611,362	592,701	257,344
Total	$611,362	$592,701	$257,344

Schedule of statutory rates to the Company’s effective tax rate
	Year ended December 31,
	2019	2020	2021
	USD	USD	USD
China Income tax statutory rate	25.0%	25.0%	25.0%
Nondeductible expenses-permanent difference	0.1%	0.1%	0.1%
Change in valuation allowance	(0.1)%	2.1%	6.5%
Effective tax rate	25.0%	27.2%	31.6%

Schedule of deferred tax assets
	As of December 31,
	2020	2021
	USD	USD
Deferred tax assets
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$1,278,796	$13,724
Total gross deferred tax assets	1,278,796	13,724
Valuation allowance on deferred tax assets	(1,190,829)	-
Deferred tax assets, net of valuation allowance	$87,967	$13,724